Earnings Per Share Dividends (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Net Earnings Per Share
The following table reflects the income and shares data used in the basic earnings per share:

	12/31/2021	12/31/2020	12/31/2019
Net Income attributable to controlling interest	22,872,537	39,477,783	42,573,192
Plus: Potential diluted earnings per common share
Net Income attributable to controlling interest adjusted as per diluted earnings	22,872,537	39,477,783	42,573,192
Weighted average of outstanding common shares for the fiscal year (in thousands)	639,413	639,413	639,413
Weighted average of outstanding common shares for the fiscal year adjusted as per dilution effect (in thousands)	639,413	639,413	639,413

Basic earnings per share (in pesos)	35.7711	61.7407	66.5828